FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Mudrick Capital Acquisition Corporation [Member] | Recurring | Fair Value, Inputs, Level 1 [Member]
Trust Account - U.S. Treasury Securities Money Market Fund	$ 215,385,757	$ 212,916,691